UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21148

Eaton Vance Insured New York Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	September 30

Date of Reporting Period:	December 31, 2007

Item 1. Schedule of Investments

Eaton Vance Insured New York Municipal Bond Fund	as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 160.7%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 0.9%
$1,950	Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/27	$1,998,672
		$1,998,672
Escrowed/Prerefunded — 0.3%
$735	New York City, Prerefunded to 6/1/12, 5.25%, 6/1/27	$797,056
		$797,056
General Obligations — 4.2%
$1,500	New York, 5.25%, 1/15/28	$1,551,210
3,500	New York City, 5.25%, 8/15/26	3,647,700
2,340	New York City, 5.25%, 6/1/27	2,407,135
1,805	New York City, 5.25%, 1/15/33	1,875,936
		$9,481,981
Hospital — 1.1%
$640	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	$626,822
1,750	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/34	1,788,710
		$2,415,532
Industrial Development Revenue — 3.0%
$5,000	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$5,291,050
1,485	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,642,336
		$6,933,386
Insured-Electric Utilities — 9.2%
$6,730	Long Island Power Authority, (AMBAC), 5.00%, 9/1/34	$6,930,958
7,500	Long Island Power Authority, Electric System Revenue, (MBIA), 4.25%, 5/1/33	7,025,025
7,210	New York Power Authority, Series A, (MBIA), 4.50%, 11/15/47	6,973,656
		$20,929,639
Insured-Escrowed/Prerefunded — 2.4%
$4,940	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/13, 5.00%, 7/1/33	$5,363,111
		$5,363,111
Insured-General Obligations — 0.8%
$1,750	New York Dormitory Authority, (School Districts Financing Program), (MBIA), 5.00%, 10/1/30	$1,794,607
		$1,794,607

Insured-Hospital — 15.6%
$15,500	New York City Health and Hospital Corp., (Health Systems), (AMBAC), 5.00%, 2/15/23	$16,149,605
2,240	New York Dormitory Authority, (Health Quest Systems), (AGC), Series B, 5.125%, 7/1/37	2,295,888
10,000	New York Dormitory Authority, (Hospital Surgery), (MBIA), 5.00%, 2/1/38	10,081,200
6,800	New York Dormitory Authority, (Maimonides Medical Center), (MBIA), 5.00%, 8/1/33	6,974,080
		$35,500,773
Insured-Lease Revenue/Certificates of Participation — 1.9%
$4,450	Hudson Yards Infrastructure Corp., (MBIA), 4.50%, 2/15/47	$4,240,761
		$4,240,761
Insured-Other Revenue — 9.9%
$5,535	New York City Cultural Resource Trust, (American Museum of Natural History), (MBIA), 5.00%, 7/1/44	$5,687,932
2,000	New York City Cultural Resource Trust, (Wildlife Conservation Society), (FGIC), 5.00%, 2/1/34	2,060,140
6,820	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 4.75%, 1/1/42	6,791,492
8,000	New York City Industrial Development Agency, (Yankee Stadium), (MBIA), 4.75%, 3/1/46	7,950,640
		$22,490,204
Insured-Private Education — 28.0%
$4,000	Madison County Industrial Development Agency, (Colgate University), (MBIA), 5.00%, 7/1/39	$4,123,680
16,500	New York City Industrial Development Agency, (New York University), (AMBAC), 5.00%, 7/1/41	16,761,690
11,500	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	11,889,160
2,225	New York Dormitory Authority, (FIT Student Housing Corp.), (FGIC), 5.125%, 7/1/26	2,449,191
4,250	New York Dormitory Authority, (New York University), (AMBAC), 5.00%, 7/1/31	4,332,578
4,500	New York Dormitory Authority, (New York University), (AMBAC), 5.00%, 7/1/41	4,571,370
13,585	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/32	14,230,695
8,455	Oneida County Industrial Development Agency, (Hamilton College), (MBIA), 0.00%, 7/1/34	2,253,765
8,455	Oneida County Industrial Development Agency, (Hamilton College), (MBIA), 0.00%, 7/1/36	2,031,821
4,000	Oneida County Industrial Development Agency, (Hamilton College), (MBIA), 0.00%, 7/1/37	911,200
		$63,555,150
Insured-Public Education — 3.1%
$7,000	New York Dormitory Authority, (University Educational Facility), (MBIA), 4.75%, 5/15/25	$7,010,500
		$7,010,500

Insured-Solid Waste — 1.4%
$1,790	Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$1,004,011
1,090	Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	550,101
3,735	Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	1,679,630
		$3,233,742
Insured-Special Tax Revenue — 24.2%
$15,560	Metropolitan Transportation Authority, Petroleum Tax Fund, (FSA), 5.00%, 11/15/32 (1)	$15,998,948
6,850	New York City Transitional Finance Authority, (Future Tax), (MBIA), 5.00%, 5/1/31	7,034,265
4,000	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	3,996,280
2,335	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	2,392,114
3,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	695,550
10,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/32	2,828,100
54,630	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	4,886,654
83,445	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	12,941,485
18,440	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	2,711,786
11,605	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	1,615,648
		$55,100,830
Insured-Transportation — 27.6%
$32,500	Metropolitan Transportation Authority, (FSA), 5.00%, 11/15/30	$33,438,600
4,060	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/33	4,141,078
24,600	Triborough Bridge and Tunnel Authority, (MBIA), 5.00%, 11/15/32	25,149,810
		$62,729,488
Insured-Water and Sewer — 10.5%
$7,000	New York City Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), 5.00%, 6/15/38	$7,176,330
10,000	New York City Municipal Water Finance Authority, (Water and Sewer System), (MBIA), 5.125%, 6/15/34	10,415,400
6,250	Suffolk County Water Authority, (MBIA), 4.50%, 6/1/32	6,256,938
		$23,848,668
Lease Revenue/Certificates of Participation — 6.3%
$4,000	Metropolitan Transportation Authority, Lease Contract, 5.125%, 1/1/29	$4,120,520
10,000	New York Dormitory Authority, (North General Hospital), 5.00%, 2/15/25	10,283,500
		$14,404,020
Private Education — 2.2%
$150	Hempstead Industrial Development Agency, (Adelphi University), 5.00%, 10/1/35	$147,774
1,630	Madison County Industrial Development Agency, (Colgate University), 5.00%, 7/1/33	1,677,726
3,065	Rensselaer County Industrial Development Agency, (Rensselaer Polytech Institute), 5.125%, 8/1/27	3,098,317
		$4,923,817

Transportation — 6.5%
$14,500	Port Authority of New York and New Jersey, 5.00%, 9/1/38	$14,837,270
		$14,837,270
Water Revenue — 1.6%
$3,750	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 4.50%, 6/15/36	$3,670,350
		$3,670,350
Total Tax-Exempt Investments — 160.7% (identified cost $357,157,677)		$365,259,557
Other Assets, Less Liabilities — 2.0%		$4,611,702
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (62.7)%		$(142,538,069)
Net Assets Applicable to Common Shares— 100.0%		$227,333,190

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2007, 83.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.6% to 39.1% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of obligations under these financial instruments at December 31, 2007 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/08	167 U.S. Treasury Bond	Short	$(19,649,314)	$(19,434,625)	$214,689

Interest Rate Swaps

		Annual Fixed			Net Unrealized
	Notional	Rate Paid By	Floating Rate Paid	Effective Date/	Appreciation/
Counterparty	Amount	Fund	To Fund	Termination Date	(Depreciation)
Lehman Brothers, Inc.	$9,275,000	4.985%	3-month USD- LIBOR-BBA	September 28, 2008/ September 28, 2038	$82,683
Merrill Lynch Capital Services, Inc.	$12,300,000	5.426%	3-month USD- LIBOR-BBA	July 9, 2008/ July 9, 2038	$(743,964)
Morgan Stanley Capital Services, Inc.	$5,600,000	5.428%	3-month USD- LIBOR-BBA	September 10, 2008/ September 10, 2038	$(327,850)
					$(989,131)

The effective date represent the date on which the Fund and the counterparty to the interest swap contract begin interest payment accruals.

At December 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$357,280,349
Gross unrealized appreciation	$10,555,178
Gross unrealized depreciation	(2,575,970)
Net unrealized appreciation	$7,979,208

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured New York Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	February 20, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 20, 2008